Goodwill and Intangible Assets, Net (Tables)	3 Months Ended
Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
The composition of goodwill and intangible assets at March 31, 2014 and December 31, 2013 consisted of the following:

As of March 31, 2014	Gross Balance	Accumulated Amortization	Net Value	Useful Life
Trademarks	$5,900	$5,002	$898	5 years
Loss reserve discount	12,451	11,823	628	7 years
Agent relationships	31,463	6,072	25,391	11 - 17 years
Affinity partners	800	307	493	11 years
Operating lease	3,508	3,125	383	4.6 years
Non-compete	2,500	2,043	457	5 years
State licenses	54,846	—	54,846	indefinite life
Goodwill	82,652	—	82,652	indefinite life
Total	$194,120	$28,372	$165,748

As of December 31, 2013	Gross Balance	Accumulated Amortization	Net Value	Useful Life
Trademarks	$5,900	$4,757	$1,143	5 years
Loss reserve discount	12,451	11,672	779	7 years
Agent relationships	31,850	3,591	28,259	11 - 17 years
Affinity partners	800	289	511	11 years
Operating lease	3,508	2,934	574	4.6 years
Non-compete	2,500	1,917	583	5 years
State licenses	54,715	—	54,715	indefinite life
Goodwill	70,351	—	70,351	indefinite life
Total	$182,075	$25,160	$156,915

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The estimated aggregate amortization expense for each of the next five years is:

Year ending
2014	$2,717
2015	3,391
2016	3,029
2017	2,749
2018 and thereafter	16,364
$28,250